Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

November 20, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 5 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities
Lincoln Life & Annuity Company of New York (File No. 333-176213)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 5 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 203 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to (a) add a new investment option, (b) adjust the fees, age bands and percentages under certain living benefit riders, and (c) require prior home office approval for purchase payments totaling $1 million or more to the contract. We request an accelerated effective date of November 20, 2012, or as soon as possible thereafter.  This acceleration request was filed on EDGAR on November 16, 2012.

If you have any questions or comments on the Amendment, please contact me at (860) 466-1222.

Sincerely,
Scott C. Durocher
Counsel